Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 48,333	$ 37,130	$ 134,154	$ 104,965
Cost of revenue	13,144	10,651	36,860	30,720
Gross profit	35,189	26,479	97,294	74,245
Operating expenses
Research and development	5,889	5,464	15,986	12,927
Sales and marketing	25,336	17,607	69,665	45,584
General and administrative	6,994	5,546	20,047	14,259
Total operating expenses	38,219	28,617	105,698	72,770
(Loss) income from operations	(3,030)	(2,138)	(8,404)	1,475
Other income (expense)
Interest income	164	13	307	42
Interest expense	(61)	(227)	(244)	(572)
Foreign exchange (expense) income	(81)	1,204	6,734	(1,896)
Total other income (expense), net	22	990	6,797	(2,426)
Loss before income taxes	(3,008)	(1,148)	(1,607)	(951)
Provision for income taxes	362	51	1,216	329
Net loss	$ (3,370)	$ (1,199)	$ (2,823)	$ (1,280)
Net loss per ordinary share - basic and diluted	$ (0.06)	$ (0.03)	$ (0.05)	$ (0.04)
Weighted-average number of ordinary shares outstanding: Basic and diluted	54,949	42,514	54,625	36,409